MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of mining interests [line items]
Beginning mining interests	$ 1,034,522
Ending mining interests	2,680,048	$ 1,034,522
Depletable properties [Member]
Disclosure of mining interests [line items]
Beginning mining interests	779,890
Ending mining interests	1,852,627	779,890
Depletable properties [Member] | Cost [Member]
Disclosure of mining interests [line items]
Beginning mining interests	1,434,218	1,377,129
Additions	74,634	54,154
Change in decommissioning liabilities	7,587	(945)
Acquisition of Gatos	1,122,262
Transfer from non-depletable properties	40,981	3,881
Ending mining interests	2,679,682	1,434,218
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of mining interests [line items]
Beginning mining interests	(654,328)	(590,813)
Depletion and amortization	(183,312)	(63,515)
Reversal of impairment	10,585
Ending mining interests	(827,055)	(654,328)
Depletable properties [Member] | Santa Elena [Member]
Disclosure of mining interests [line items]
Beginning mining interests	121,733
Ending mining interests	145,785	121,733
Depletable properties [Member] | Santa Elena [Member] | Cost [Member]
Disclosure of mining interests [line items]
Beginning mining interests	205,599	183,123
Additions	11,366	21,599
Change in decommissioning liabilities	495	(1,302)
Acquisition of Gatos	0
Transfer from non-depletable properties	35,393	2,179
Ending mining interests	252,853	205,599
Depletable properties [Member] | Santa Elena [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of mining interests [line items]
Beginning mining interests	(83,866)	(60,000)
Depletion and amortization	(23,202)	(23,866)
Reversal of impairment	0
Ending mining interests	(107,068)	(83,866)
Depletable properties [Member] | Los Gatos [Member]
Disclosure of mining interests [line items]
Beginning mining interests	0
Ending mining interests	1,037,538	0
Depletable properties [Member] | Los Gatos [Member] | Cost [Member]
Disclosure of mining interests [line items]
Beginning mining interests	0	0
Additions	32,188	0
Change in decommissioning liabilities	(322)	0
Acquisition of Gatos	1,122,262
Transfer from non-depletable properties	0	0
Ending mining interests	1,154,128	0
Depletable properties [Member] | Los Gatos [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of mining interests [line items]
Beginning mining interests	0	0
Depletion and amortization	(116,590)	0
Reversal of impairment	0
Ending mining interests	(116,590)	0
Depletable properties [Member] | San Dimas [Member]
Disclosure of mining interests [line items]
Beginning mining interests	221,657
Ending mining interests	214,213	221,657
Depletable properties [Member] | San Dimas [Member] | Cost [Member]
Disclosure of mining interests [line items]
Beginning mining interests	392,754	365,472
Additions	24,866	29,628
Change in decommissioning liabilities	980	(2,346)
Acquisition of Gatos	0
Transfer from non-depletable properties	4,386	0
Ending mining interests	422,986	392,754
Depletable properties [Member] | San Dimas [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of mining interests [line items]
Beginning mining interests	(171,097)	(137,530)
Depletion and amortization	(37,676)	(33,567)
Reversal of impairment	0
Ending mining interests	(208,773)	(171,097)
Depletable properties [Member] | La Encantada [Member]
Disclosure of mining interests [line items]
Beginning mining interests	19,366
Ending mining interests	22,176	19,366
Depletable properties [Member] | La Encantada [Member] | Cost [Member]
Disclosure of mining interests [line items]
Beginning mining interests	132,146	128,879
Additions	6,214	2,927
Change in decommissioning liabilities	1,238	(1,362)
Acquisition of Gatos	0
Transfer from non-depletable properties	1,202	1,702
Ending mining interests	140,800	132,146
Depletable properties [Member] | La Encantada [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of mining interests [line items]
Beginning mining interests	(112,780)	(106,698)
Depletion and amortization	(5,844)	(6,082)
Reversal of impairment	0
Ending mining interests	(118,624)	(112,780)
Depletable properties [Member] | Jerritt Canyon [Member]
Disclosure of mining interests [line items]
Beginning mining interests	356,669
Ending mining interests	359,908	356,669
Depletable properties [Member] | Jerritt Canyon [Member] | Cost [Member]
Disclosure of mining interests [line items]
Beginning mining interests	492,830	486,665
Additions	0	0
Change in decommissioning liabilities	3,239	6,165
Acquisition of Gatos	0
Transfer from non-depletable properties	0	0
Ending mining interests	496,069	492,830
Depletable properties [Member] | Jerritt Canyon [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of mining interests [line items]
Beginning mining interests	(136,161)	(136,161)
Depletion and amortization	0	0
Reversal of impairment	0
Ending mining interests	(136,161)	(136,161)
Depletable properties [Member] | Non-producing Properties [Member]
Disclosure of mining interests [line items]
Beginning mining interests	60,466
Ending mining interests	73,007	60,466
Depletable properties [Member] | Non-producing Properties [Member] | Cost [Member]
Disclosure of mining interests [line items]
Beginning mining interests	210,889	212,990
Additions	0	0
Change in decommissioning liabilities	1,957	(2,100)
Acquisition of Gatos	0
Transfer from non-depletable properties	0	0
Ending mining interests	212,846	210,889
Depletable properties [Member] | Non-producing Properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of mining interests [line items]
Beginning mining interests	(150,424)	(150,424)
Depletion and amortization	0	0
Reversal of impairment	10,585
Ending mining interests	$ (139,839)	$ (150,424)